                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: _______

This Amendment (Check only one.): [_] is a restatement
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Traxis Partners LP

Address: 600 Fifth Avenue
         New York, NY 10020

13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of Operations/CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


     /s/ Chris Crawford            New York, NY             2/17/2009
----------------------------        City, State                Date
          Signature

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   ________________________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 13,576,375

Form 13F Information Table Value Total: $290,015 (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number          Name

     ____   28-________________________   ______________________________________
     [Repeat as necessary.]

                                                                              SH/ PUT/ Investment   Other   Voting Voting Voting
SECURITY                         Title of Class    CUSIP    Value    Shares   PRN CALL Discretion Managers   Sole  Shared  None
-------------------------------  --------------  --------- ------- ---------- --- ---- ---------- -------- ------- ------ ------

3M COMPANY USD COM               COM             88579Y101    3826      66500 SH          Sole                   0      0  66500
ABBOTT LABS USD COM              COM             002824100    2452      45950 SH          Sole                   0      0  45950
ALASKA AIRLINES STK              COM             011659109     663      22660 SH          Sole               22660      0      0
AMR STK                          COM             001765106    1508     141369 SH          Sole               36369      0 105000
BAKER HUGHES INC USD COM         COM             057224107     802      25000 SH          Sole                   0      0  25000
BANK OF NEW YORK MELLON CORP     COM             064058100    2899     102356 SH          Sole                   0      0 102356
BROADCOM CORP USD COM            CL A            111320107    1631      96100 SH          Sole                   0      0  96100
CATERPILLAR INC USD COM          COM             149123101    1786      40000 SH          Sole                   0      0  40000
CENTEX STK                       COM             152312104    2378     223495 SH          Sole              223495      0      0
CHAMPION ENTR STK                COM             158496109      78     138982 SH          Sole              138982      0      0
CISCO SYSTEMS INC USD COM        COM             17275R102    4768     292500 SH          Sole                   0      0 292500
CITIGROUP INC USD COM            COM             172967101     623      93000 SH          Sole                   0      0  93000
CONTINENTAL AIRLINES-CL B        CL B            210795308    2511     139073 SH          Sole               24373      0 114700
COVIDIEN LTD                     COM             G2552X108     399      11012 SH          Sole               11012      0      0
D.R. HORTON INC                  COM             23331A109    3738     528677 SH          Sole              528677      0      0
DEERE  &  CO COM                 COM             244199105    3563      93000 SH          Sole                   0      0  93000
DELL INC USD COM                 COM             24702R101    1167     114000 SH          Sole                   0      0 114000
DELTA AIR LINES INC              COM NEW         247361702    1138      99303 SH          Sole               99303      0      0
DISCOVER FINANCIAL               COM             254709108     951      99878 SH          Sole                   0      0  99878
DU PONT DE NEMOURS & CO E.I.
USD.30                           COM             263534109    1840      72750 SH          Sole                   0      0  72750
EMC CORP USD COM                 COM             268648102    2774     265000 SH          Sole                   0      0 265000
FINANCIAL SELECT SECTOR SPDR DE  SBI INT-FINL    81369Y605   12651    1002417 SH          Sole             1002417      0      0
GAFISA SA-ADR                    SPONS ADR       362607301     701      75700 SH          Sole               75700      0      0
GENENTECH INC USD COM            COM NEW         368710406    3565      43000 SH          Sole                   0      0  43000
GENERAL ELECTRIC CO USD COM      COM             369604103    2806     173200 SH          Sole                   0      0 173200
GENZYME CORP COMMON              COM             372917104     642       9670 SH          Sole                   0      0   9670
GOL LINHAS AEREAS INTEL-ADR      SP ADR REP PFD  38045R107     287      67920 SH          Sole               67920      0      0
GOOGLE INC CL A                  CL A            38259P508    2662       8650 SH          Sole                   0      0   8650
HOVNANIAN ENTERPRISES - A        CL A            442487203     190     110179 SH          Sole              110179      0      0
INGERSOLL-RAND CO -A             CL A            G4776G101     678      39100 SH          Sole               39100      0      0
INTEL CORP USD COM               COM             458140100    3166     216000 SH          Sole                   0      0 216000
INTERNATIONAL BUSINESS MACHINES
CORP USD COM                     COM             459200101    3896      46300 SH          Sole                   0      0  46300
IPATH MSCI INDIA INDEX ETN       IPMS INDIA ETN  06739F291    1752      55369 SH          Sole               55369      0      0
ISHARES EMERGING MKT             MSCI EMERG MKT  464287234    4825     193221 SH          Sole              193221      0      0
ISHARES MSCI BRAZIL              MSCI BRAZIL     464286400    6317     181000 SH          Sole              181000      0      0
ISHARES MSCI SOUTH KOREA INDEX   MSCI S KOREA    464286772   14461     518483 SH          Sole              518483      0      0
ISHARES MSCI TAIWAN INDEX        MSCI TAIWAN     464286731   11142    1468000 SH          Sole             1468000      0      0
ISHARES MSCI TURKEY INDEX FD     MSCI TURKEY FD  464286715     271      10000 SH          Sole               10000      0      0
ISHARES RUSSELL 2000 VALUE       RUSL 2000 VALU  464287630   29994     610000 SH          Sole              610000      0      0
ISHARES S&P 100 INDEX FUND       S&P 100 IDX FD  464287101   29835     690000 SH          Sole              685000      0   5000
JETBLUE AIRWAYS CORP             COM             477143101     596      83971 SH          Sole               83971      0      0
JOHNSON & JOHNSON USD COM        COM             478160104    6179     103260 SH          Sole                   0      0 103260
JPMORGAN CHASE & CO USD COM      COM             46625H100    2270      71975 SH          Sole                   0      0  71975
JUNIPER NETWORKS INC USD COM     COM             48203R104    1126      64300 SH          Sole                   0      0  64300
KB HOME                          COM             48666K109    2001     146908 SH          Sole              146908      0      0
LAN AIRLINES SA-SPON ADR         SPONSORED ADR   501723100     342      42452 SH          Sole               42452      0      0
LENNAR CORP                      CL A            526057104    2321     267693 SH          Sole              267693      0      0
M I HOMES INC                    COM             55305B101     267      25372 SH          Sole               25372      0      0
MARKET VECTORS RUSSIA ETF        RUSSIA ETF      57060U506    1599     122351 SH          Sole              122351      0      0
MDC HOLDINGS STK                 COM             552676108    2227      73496 SH          Sole               73496      0      0
MERCK & CO INC USD COM           COM             589331107    3429     112800 SH          Sole                   0      0 112800
MERITAGE CORPORATION             COM             59001A102     678      55736 SH          Sole               55736      0      0
MERRILL LYNCH BIOTECH HOLDERS
TR DEPOSITARY RECEIPTS REPR 20   DEPOSTRY RCPTS  09067D201    1716      10000 SH          Sole                   0      0  10000
MICROSOFT CORP USD COM           COM             594918104    4023     206900 SH          Sole                   0      0 206900
MOBILE TELESYSTEMS- SP ADR       SPONSORED ADR   607409109     667      25000 SH          Sole               25000      0      0
MORGAN STANLEY                   COM NEW         617446448    3108     193789 SH          Sole                   0      0 193789
MORGAN STANLEY CHINA A SHARE     COM             617468103    2078     101600 SH          Sole              101600      0      0
NVR INC                          COM             62944T105    4516       9899 SH          Sole                9899      0      0
PARKER-HANNIFIN CORP USD COM     COM             701094104    1743      40960 SH          Sole                   0      0  40960
PEPSICO INC USD COM              COM             713448108     987      18000 SH          Sole                   0      0  18000
PFIZER INC USD COM               COM             717081103    4387     247600 SH          Sole                   0      0 247600
PLUM CREEK TIMBER CO INC USD
COM                              COM             729251108    3126      90000 SH          Sole                   0      0  90000
POWERSHARES QQQ NASDAQ 100
(NASDAQ)                         UNIT SER 1      73935A104   39941    1343000 SH          Sole             1343000      0      0
POWERSHARES WINDERHILL CLEAN
ENE                              WNDRHLL CLN EN  73935X500    1906     221200 SH          Sole                   0      0 221200
PROCTER & GAMBLE CO USD COM      COM             742718109     859      13890 SH          Sole                   0      0  13890
PULTE HOMES INC                  COM             74586710     4584     419418 SH          Sole              419418      0      0
RYANAIR HOLDINGS PLC-SP ADR      SPONSORED ADR   783513104     555      19097 SH          Sole               19097      0      0
RYLAND GROUP STK                 COM             783764103    1359      76930 SH          Sole               76930      0      0
SCHLUMBERGER LTD CURACAO USD
COM                              COM             806857108    3831      90500 SH          Sole                   0      0  90500
SKYLINE STK                      COM             830830105     270      13483 SH          Sole               13483      0      0
SKYWEST                          COM             830879102     520      27977 SH          Sole               27977      0      0
SOUTHWEST AIRLS STK              COM             844741108     284      32972 SH          Sole               32972      0      0
STANDARD PACIFIC STK             COM             85375C101     314     176555 SH          Sole              176555      0      0
TAM SA-SPONSORED ADR             SP ADR REP PFD  87484D103     258      31307 SH          Sole               31307      0      0
THOMAS & BETTS CORP USD COM      COM             884315102     496      20665 SH          Sole                   0      0  20665
TOLL BROTHERS STK                COM             889478103    5505     256898 SH          Sole              256898      0      0
UAL CORP                         COM NEW         902549807     350      31760 SH          Sole               31760      0      0
UNION PACIFIC CORP USD COM       COM             907818108     382       8000 SH          Sole                   0      0   8000
UNITED PARCEL SERVICE OF
AMERICA INC CL-B USD COM         CL B            911312106     441       8000 SH          Sole                   0      0   8000
UNITED TECHNOLOGIES CORP USD
COM                              COM             913017109    2681      50000 SH          Sole                   0      0  50000
US AIRWAYS GROUP INC             COM             90341W108     410      53069 SH          Sole               53069      0      0
VIMPEL COMMUNICATIONS ADR        SPONSORED ADR   68370R109     609      85000 SH          Sole               85000      0      0
WAL MART STORES INC USD COM      COM             931142103    1122      20000 SH          Sole                   0      0  20000
WEATHERFORD INTERNATIONAL LTD    COM             G95089101    2348     217000 SH          Sole                   0      0 217000
WHITNEY HOLDING CORP USD COM     COM             966612103     268      16778 SH          Sole                   0      0  16778
                                                           290,015 13,576,375